Document And Entity Information	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	ACV Auctions Inc.
Entity Central Index Key	0001637873
Entity Emerging Growth Company	false
Securities Act File Number	001-40256
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2415221
Entity Address, Address Line One	640 ELLICOTT STREET #321
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(800)
Local Phone Number	553-4070
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	ACVA
Security Exchange Name	NASDAQ